Share-based payments - Share based payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 394	£ 349	£ 392
Cash settled	4	2	3
Total share based payments	398	351	395
Deferred Share Value Plan / Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	235	220	244
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity settled	£ 159	£ 129	£ 148